Victory Portfolios II

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

November 6, 2017

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Portfolios II

File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the “Registrant”) with respect to each of the:

1.              Victory CEMP Commodity Volatility Wtd Index Strategy Fund;

2.              Victory CEMP Global High Dividend Defensive Fund;

3.              Victory CEMP Long/Short Strategy Fund;

4.              Victory CEMP Market Neutral Income Fund; and

5.              Victory CEMP US 500 Enhanced Volatility Wtd Index Fund  (each, a “Fund”)

and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to each Fund:

(i)             The form of prospectus and the form of statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 59 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(ii)          The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 27, 2017, Accession Number: 0001104659-17-064243.

If you have any questions or comments regarding this filing, please call Jay Baris of Morrison & Foerster LLP at 212-468-8053.

Very truly yours,

Victory Portfolios II

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President